ASSET ACQUISITION - Summary of fair value analysis of the net assets acquired (Detail) - Beautiful House [Member] - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Apartment rental agreements	¥ 649,733
Trade, software copyrights and domain certificates	194,971
Liabilities assumed by the Company	(349,665)	¥ (349,665)
Total	¥ 495,039